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                                              Rule 497(j)
                                              Reg. No. 333-102537

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Top Ten Portfolio Series 39 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  TOP TEN PORTFOLIO SERIES 39
                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC


                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549